Other Income (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Gain from disposal of long term investments (note (9))		¥ 13,852	$ 2,129	¥ 97,124	¥ 0
Gain from disposal of subsidiaries (note 2(b),6(b))		8,416	1,294	34,339	33,191
Amortization of government grants received in related to long-term assets (note 2(k))		49,669	7,634	49,362	56,935
Government grants intended to compensate for future expenses or losses (note 2(k))		8,908	1,369	29,261	52,636
Gain from extinguishment of accounts payables	[1]	24,405	3,751	22,165	0
Others		12,279	1,887	14,716	5,700
Total other income		¥ 117,529	$ 18,064	¥ 246,967	¥ 148,462

[1]	For year ended December 31, 2016 and 2017, the Company successfully negotiated with certain suppliers, and these suppliers agreed to waive partial amount of the long ageing accounts payables. Total amount waived by the suppliers in 2016 and 2017 was RMB 22,165 and RMB 24,405(US$ 3,751), which was included in Other Income in the Consolidated Statements of Comprehensive Loss.